Convertible Debentures (Details) - DevvStream Corp [Member]												3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 03, 2025	Jul. 17, 2025 USD ($)	Mar. 19, 2025 USD ($)	Nov. 13, 2024 USD ($) $ / shares	Nov. 06, 2024 USD ($) $ / shares	Nov. 01, 2024 USD ($)	Oct. 28, 2024 USD ($)	Oct. 18, 2024 USD ($)	Aug. 19, 2024 USD ($)	Jun. 28, 2024 USD ($) $ / shares	Jan. 12, 2024 USD ($)	Jan. 31, 2026 USD ($) $ / shares shares	Jan. 31, 2025 USD ($)	Oct. 31, 2024 $ / shares	Jan. 31, 2026 USD ($) $ / shares shares	Jan. 31, 2025 USD ($)	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Mar. 12, 2026 $ / shares	Jan. 31, 2026 $ / shares	Jul. 31, 2025 $ / shares	Apr. 30, 2025 USD ($)	Nov. 06, 2024 $ / shares	Oct. 31, 2024 $ / shares	Oct. 29, 2024 $ / shares	Oct. 08, 2024 $ / shares	Jun. 28, 2024 $ / shares	Jun. 13, 2024 USD ($)	Apr. 23, 2024 USD ($)	Apr. 19, 2024 USD ($)	Mar. 28, 2024 USD ($)	Jan. 09, 2024 USD ($)	Nov. 06, 2023 USD ($)	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares	Jul. 31, 2023 USD ($)	Nov. 04, 2022 USD ($)
Convertible Debentures [Line Items]
Conversion price | $ / shares																			$ 0.7258
Number of repayable day															10 days
Derivative liability												$ 74,000			$ 74,000		$ 72,500	$ 919,250																				$ 1,836,666
Expiration term														2 years										2 years
Additional proceeds																$ 67,650	9,400,650	883,516
Extinguishment															17,007		899,015
Warrant exercise price per share (in Dollars per share) | $ / shares																							$ 1.52		$ 13.08	$ 67.3								$ 13.08	$ 13.08	$ 13.08
Purchase of cryptocurrencies															$ 5,125,100
Focus Impact Partners [Member]
Convertible Debentures [Line Items]
Derivative liability																	$ 25,800
Warrant [Member]
Convertible Debentures [Line Items]
Expiration term																	2 years
Common Stock [Member]
Convertible Debentures [Line Items]
Conversion price | $ / shares				$ 8.67
Period of volume weighted average trading price				20 days
Percentage of conversion price discount				25.00%
Number of trading days															20 days		20 days
Related Party [Member] | Envviron SAS [Member]
Convertible Debentures [Line Items]
Derivative liability												$ 74,000			$ 74,000		$ 72,500	919,250
Accrued interest transferred to accrued liabilities																	(21,129)
Extinguishment																	(3,982,650)
Transaction costs																	85,000	36,484
Related Party [Member] | Envviron SAS [Member] | General and Administrative Expenses [Member]: safx:GeneralAndAdministrativeExpensesMember
Convertible Debentures [Line Items]
Transaction costs																		40,227
Host financial liability																		36,484
Embedded derivative																		3,743
Related Party [Member] | Envviron SAS [Member] | General and Administrative Expenses [Member]: us-gaap:GeneralAndAdministrativeExpense
Convertible Debentures [Line Items]
Transaction costs																	40,227
Host financial liability																	36,484
Embedded derivative																	$ 3,743
Convertible Debt [Member]
Convertible Debentures [Line Items]
Principal amount				$ 3,345,000
Interest rate				5.30%
Period of volume weighted average trading price															20 days		20 days
Percentage of conversion price discount				25.00%
Floor price | $ / shares				$ 8.67
Percentage of debt carrying value				10.00%
Percentage of extinguishment				10.00%
Carrying value fair value				$ 3,345,000
Market yield rate				14.00%
Extinguishment				$ 488,957
Number of unsecured promissory notes												2			2		2
Unsecured promissory notes amounting												$ 3,000,000			$ 3,000,000		$ 3,000,000
Promissory notes convertible into warrants												$ 1,500,000			$ 1,500,000		$ 1,500,000
Warrant exercise price per share (in Dollars per share) | $ / shares												$ 1			$ 1		$ 1
Accrued administrative fees															$ 345,000		$ 345,000
Percentage of change assessed to be excess				10.00%
Convertible Debt [Member] | Focus Impact Partners [Member]
Convertible Debentures [Line Items]
Principal amount				$ 637,150							$ 550,000																	$ 50,000		$ 100,000	$ 100,000	$ 150,000	$ 150,000
Interest rate				5.30%							5.30%
Number of repayable day																	10 days
Period of transaction expected date to complete															270 days		270 days
Convertible into units (in Shares) | shares															1		1
Share purchase warrant (in Shares) | shares												0.5			0.5		0.5
Period of volume weighted average trading price															20 days		20 days
Percentage of premium to volume weighted average price														20.00%			20.00%
Derivative liability												$ 65,750			$ 65,750		$ 65,750	$ 25,800
Fair value transferred into equity												$ 59,000			$ 59,000		$ 59,000
Number of Installments											5
Percentage of conversion price discount															25.00%		25.00%
Floor price | (per share)				$ 8.67						$ 20				$ 20			$ 20				$ 4.75			$ 4.75			$ 4.75
Additional proceeds						$ 12,000	$ 7,650	$ 6,500	$ 41,500	$ 20,000
Accrued interest transferred to accrued liabilities				$ 21,129
Percentage of debt carrying value				10.00%
Conversion of convertible securities				$ 2,250,000
Fair value of conversion feature				59,000
Percentage of extinguishment												10.00%			10.00%		10.00%
Carrying value fair value												$ 637,650			$ 637,650		$ 637,650
Market yield rate												14.00%			14.00%		14.00%
Extinguishment				93,209
Convertible Debt [Member] | Devvio Incorporation Member
Convertible Debentures [Line Items]
Principal amount											$ 100,000
Interest rate											5.30%
Conversion price | (per share)					$ 76.5							$ 76.5			$ 76.5		$ 76.5			$ 10.3	10.3		11.7
Number of repayable day					10 days										10 days		10 days
Period of transaction expected date to complete															270 days		270 days
Share purchase warrant (in Shares) | shares												0.5			0.5		0.5
Period of volume weighted average trading price															30 days		30 days
Percentage of premium to volume weighted average price															20.00%		20.00%
Conversion expire term															2 years		2 years
Derivative liability											$ 45,000						$ 45,000
Fair value transferred into equity					$ 176,000
Expected dividend yield					0.00%
Expected-volatility					275.00%
Risk-free interest rate					3.10%
Expected remaining life					7 months 6 days
Convertible Debt [Member] | Devvio Incorporation Member | Common Stock [Member]
Convertible Debentures [Line Items]
Convertible into units (in Shares) | shares															1		1
Convertible Debt [Member] | Related Party [Member] | Envviron SAS [Member]
Convertible Debentures [Line Items]
Principal amount												$ 14,020,121			$ 14,020,121		$ 14,102,499												$ 250,000
Interest rate																													5.30%
Conversion price | (per share)												$ 20			$ 20		$ 20			4.75	$ 4.75
Number of repayable day															10 days		10 days
Share purchase warrant (in Shares) | shares												0.5			0.5		0.5
Period of volume weighted average trading price															20 days		20 days
Percentage of premium to volume weighted average price														20.00%			20.00%
Conversion expire term															2 years		2 years
Derivative liability																													$ 2,750
Fair value transferred into equity												$ 31,000			$ 31,000							$ 31,000
Percentage of conversion price discount					25.00%										25.00%		25.00%
Floor price | $ / shares																							$ 20
De-SPAC transaction period															270 days		270 days
Transaction costs																	$ 85,000
Convertible Debt [Member] | Related Party [Member] | Envviron SAS [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Period of volume weighted average trading price															30 days		30 days
New Convertible Debt [Member]
Convertible Debentures [Line Items]
Carrying value fair value				$ 2,856,042
New Convertible Debt [Member] | Focus Impact Partners [Member]
Convertible Debentures [Line Items]
Carrying value fair value												544,441			$ 544,441		$ 544,441
Additional Convertible Debt [Member] | Focus Impact Partners [Member]
Convertible Debentures [Line Items]
Principal amount			$ 218,000
Interest rate			5.30%
Period of volume weighted average trading price															20 days		20 days
Derivative liability			$ 72,500									$ 74,000			$ 74,000		$ 72,500
Percentage of conversion price discount			25.00%
Percentage of prepayment penalty prior to maturity date			10.00%
Crypto Strategy Convertible Debt [Member]
Convertible Debentures [Line Items]
Principal amount		$ 300,000,000
Interest rate		8.00%
Percentage of conversion price discount		8.00%
Floor price | (per share)																	$ 0.7722			0.7722
Percentage of debt carrying value												95.00%			95.00%		95.00%
Number of tranches		50
Maturity period		18 months
Number of trading days															5 days		5 days
Cap price | (per share)																	$ 7.722			$ 7.722
Percentage of proceeds from new issuances obligated for debt repayment	25.00%														25.00%		25.00%
Percentage of prepayment penalty prior to maturity date															10.00%
Percentage of new securities subject to right of first refusal												25.00%			25.00%		25.00%
Percentage of net proceeds of initial tranche required to be used to purchase cryptocurrencies												70.00%			70.00%		70.00%
Percentage of net proceeds of subsequent tranches required to be used to purchase cryptocurrencies												75.00%			75.00%		75.00%
Digital asset threshold amount												$ 20,000,000			$ 20,000,000		$ 20,000,000
Proceeds from segregated account for trading in cryptocurrencies												20,000,000			$ 20,000,000		$ 20,000,000
Crypto Strategy Convertible Debt Initial Tranche [Member]
Convertible Debentures [Line Items]
Principal amount		$ 10,000,000
Additional proceeds		9,200,000
Debt instrument maturity date															Jan. 17, 2027		Jan. 17, 2027
Transaction costs incurred		85,000
Purchase of cryptocurrencies		$ 6,405,000													$ 5,125,100
Restricted cash												$ 1,279,900			$ 1,279,900		$ 6,405,000
SVS [Member] | Convertible Debt [Member] | Related Party [Member] | Envviron SAS [Member]
Convertible Debentures [Line Items]
Convertible into units (in Shares) | shares															1		1